C28 Information regarding members of the Board of Directors, the Group management and employees (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Remuneration to Members of the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/ portion of Board fee	Value at grant date of synthetic shares allocated in 2017 A	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares1) B		Committee fees	Total fees paid in cash2) C		Total remuneration 2017 (A+B+C)
Board member
Leif Johansson	4,075,000	0/0%	—	—	—		400,000	4,475,000		4,475,000
Helena Stjernholm	990,000	8,661/50%	494,976	11,093	–13,606	1)	175,000	670,000		1,151,370
Jacob Wallenberg	990,000	12,992/75%	742,493	18,202	128,459	1)	175,000	422,500	5)	1,293,452
Jon Fredrik Baksaas	990,000	12,992/75%	742,493	—	–42,874		175,000	422,500		1,122,119
Jan Carlson	990,000	12,992/75%	742,493	—	–42,874		175,000	422,500		1,122,119
Nora Denzel	990,000	4,330/25%	247,460	5,489	23,549	1)	425,000	1,167,500		1,438,509
Börje Ekholm	—	—	—	33,203	339,168	1)	—	—		339,168
Eric A. Elzvik	990,000	4,330/25%	247,460	—	–14,289		350,000	1,092,500		1,325,671
Kristin Skogen Lund	990,000	4,330/25%	247,460	11,990	60,646	1)	250,000	992,500		1,300,606
Kristin S. Rinne	990,000	8,661/50%	494,976	7,395	–18,598	1)	200,000	695,000		1,171,378
Sukhinder Singh Cassidy	990,000	4,330/25%	247,460	6,210	3,393	1)	175,000	917,500		1,168,353
Employee Representatives
Pehr Claesson3)	15,000	—	—	—	—		—	15,000		15,000
Mikael Lännqvist3)	9,000	—	—	—	—		—	9,000		9,000
Kjell-Åke Soting	27,000	—	—	—	—		—	27,000		27,000
Roger Svensson	37,500	—	—	—	—		—	37,500		37,500
Karin Åberg	33,000	—	—	—	—		—	33,000		33,000
Zlatko Hadzic (deputy)3)	6,000	—	—	—	—		—	6,000		6,000
Torbjörn Nyman (deputy) 4)	13,500	—	—	—	—		—	13,500		13,500
Anders Ripa (deputy) 4)	13,500	—	—	—	—		—	13,500		13,500
Loredana Roslund (deputy) 4)	13,500	—	—	—	—		—	13,500		13,500

Total	13,153,000	73,618	4,207,271	93,582	422,974		2,500,000	11,445,500		16,075,745	6)

Total	13,153,000	73,618	4,207,271	93,582	632,329	7)	2,500,000	11,445,500		16,285,100	6)

1)	The difference in value as of the time for payment, compared to December 31, 2016, for synthetic shares allocated in 2012 (for which payment was made in 2017).

The difference in value as of December 31, 2017, compared to December 31, 2016, for synthetic shares allocated in 2013, 2014, 2015 and 2016. Calculated on a share price of SEK 53.85.

The difference in value as of December 31, 2017, compared to grant date for synthetic shares allocated in 2017.

The value of synthetic shares allocated in 2013, 2014, 2015 and 2016 includes respectively SEK 3.00, SEK 3.40, SEK 3.70 and SEK 1.00 per share in compensation for dividends resolved by the Annual General Meetings 2014, 2015, 2016 and 2017 and the value of the synthetic shares allocated in 2012 includes dividend compensation for dividends resolved in 2013, 2014, 2015 and 2016.

2)	Committee fee and cash portion of the Board fee.
3)	Left the Board in connection with the Annual General Meeting of shareholders 2017.
4)	Joined the Board in connection with the Annual General Meeting of shareholders 2017.
5)	In addition, an amount corresponding to statutory social charges in respect of the part of the fee that has been invoiced from a business was paid, amounting to SEK 174,460.
6)	Excluding social security charges and amounts invoiced through a business corresponding to such social security charges in to the amount of SEK 2,964,677.
7)	Including synthetic shares previously allocated to the former Directors Roxanne S. Austin and Alexander Izosimov. For these synthetic shares, the net change in value corresponds to the difference in value as of the time for payment compared to December 31, 2016.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Leadership Team (ELT)

Remuneration costs for the President and CEO and other members of Executive Team (ET)

SEK	President and CEO1) 2017		President and CEO2) 2017	Total: President and CEO 2017	President and CEO 2016	Other members of ET 2017	Other members of ELT 2016	Total 2017	Total 2016
Salary 3)	13,980,639		398,531	14,379,170	45,882,357	162,159,462	119,501,092	176,538,632	165,383,449
Annual variable remuneration provision earned for the year	—		—	—	—	7,331,278	6,230,285	7,331,278	6,230,285
Long-term variable compensation provision	6,119,323		—	6,119,323	8,727,083	9,840,643	9,278,252	15,959,966	18,005,336
Pension costs	7,365,132	4)	162,941	7,528,073	11,954,758	31,592,635	29,387,498	39,120,708	41,342,256
Other benefits	315,263		2,923	318,187	69,992	17,311,905	12,604,635	16,630,091	12,674,627
Social charges and taxes	8,728,588		165,666	8,894,255	20,241,066	52,086,808	29,147,247	60,981,063	49,388,312

Total	36,508,946		730,061	37,239,007	86,875,256	280,322,732	206,149,008	317,561,739	293,024,265

1)	Börje Ekholm served as President and CEO from January 16, 2017. Remuneration costs shown for Börje Ekholm includes the period from January 16, 2017, to December 31, 2017.
2)	Jan Frykhammar served as President and CEO from January 1, 2017, to January 15, 2017. Remuneration costs shown for Jan Frykhammar includes the period from January 1, 2017, to January 15, 2017 (costs for the rest of the year is included in “Other members of ET 2017”).
3)	Includes severance pay and compensation for unused vacations.
4)	Cash payment in lieu of defined contribution payment, made in a cost neutral way for Ericsson.

Summary of Maximum Outstanding Matching Rights

Maximum outstanding matching rights

As of December 31, 2017 Number of Class B shares	The President and CEO	Other members of the ET
Stock Purchase Plans 2014–2016
Executive Performance Stock Plans 2014–2016	—	183,054

Summary of Performance Targets

The details on how the TSR development will be calculated and measured are explained in minutes from the AGM 2017 under Item 17, and summarized below:

LTV 2017 and EPP 2017 Performance Targets

Year	Target	Criteria	Weight	Vesting
2017	Absolute TSR	Range: 6%–14%	50%	0%–200% (linear pro-rata )
2017	Relative TSR	Ranking of Ericsson: 12–5	50%	0%–200% (linear pro-rata )

Summary of Compensation Cost

The cost of the cash based plans (the Executive Performance Plan 2017 and the 2017 Key Contributor Plan) in 2017 is shown in the table below:

Compensation cost under LTV cash based plans

(SEK million)	Number of synthetic shares (million)	Compensation cost year 2017 1)
Executive Performance Plan	2.3	31.4	2)
Key Contributor Plan	11.8	138.6	3)

Total compensation cost	14.1	170.0

1)	7.5 months between May 18 and December 31, 2017.
2)	Fair value at grant date, SEK 65.68.
3)	Fair value based on share price as of December 18, 2017, SEK 56.55.

Summary of Stock Purchase Plans

The table below shows the contribution periods and participation details for ongoing plans as of December 31, 2017.

Stock Purchase Plans

Plan	Contribution period	Number of participants at launch	Take-up rate–percent of eligible employees
Stock Purchase plan 2014	August 2014–July 2015	32,000	30%
Stock Purchase plan 2015	August 2015–July 2016	33,800	31%
Stock Purchase plan 2016	August 2016–July 2017	31,500	29%

Summary of Executive Performance Stock Plan Targets

Executive Performance Stock Plan targets

	Base year value SEK billion	Year 1		Year 2		Year 3
2016
Growth (Net sales growth)	246.9		Compound annual growth rate of 2–6%
Margin (Operating income growth)1)	24.8		Compound annual growth rate of 5–15%
Cash flow (Cash conversion)	—	≥	70%	≥	70%	≥	70%
2015
Growth (Net sales growth)	228.0		Compound annual growth rate of 2–6%
Margin (Operating income growth)1)	16.8		Compound annual growth rate of 5–15%
Cash flow (Cash conversion)	—	≥	70%	≥	70%	≥	70%

1)	Excluding extraordinary restructuring charges.

Summary of Shares for All Plans

Shares for LTV 2013–2016

Plan (million shares)		Stock Purchase Plan, Key Contributor Retention Plan and Executive Performance Stock Plans								Total
		2016		2015		2014		2013
Originally designated	A	21.6		23.5		22.8		26.6		94.5
Outstanding beginning of 2017	B	7.5		18.7		11.8		7.0		45.0
Awarded during 2017	C	17.1		—		—		—		17.1
Exercised/matched during 2017	D	1.4		1.6		3.2		6.8		13.0
Forfeited/expired during 2017	E	1.6		1.7		1.9		0.2		5.4
Outstanding end of 20171)	F=B+C–D–E	21.6		15.4		6.7		—		43.7
Compensation costs charged during 2017 (SEK million)3)	G	274.5	2)	315.4	2)	234.1	2)	51.5	2)	875.5

1)	Shares under the Executive Performance Stock Plans were based on the fact that the 2013 plan came out at 39.7%, in casu 60.3% lapsed and that the 2014 plan vested for 33% and lapsed for 67%. For the other ongoing plans, cost is estimated.
2)	Fair value is calculated as the share price on the investment date, reduced by the net present value of the dividend expectations during the three-year vesting period. Net present value calculations are based on data from external party. For shares under the Executive Performance Stock Plans, the company makes a forecast for the fulfillment of the financial targets for all ongoing plans except for 2013 and 2014 plans as disclosed under 1) when calculating the compensation cost. Fair value of the Class B share at each investment date during 2017 was: February 15 SEK 46.77, May 15 SEK 54.46 and August 15 SEK 46.19.
3)	Total compensation costs charged during 2016: SEK 957 million, 2015: SEK 865 million.

Summary of Average Number of employees

Average number of employees by gender and market area

	2017			2016
	Women	Men	Total	Women	Men	Total
South East Asia, Oceania and India	5,212	19,773	24,985	6,106	20,499	26,605
North East Asia	4,189	8,657	12,846	4,297	9,186	13,483
North America	2,337	8,595	10,932	2,862	10,667	13,529
Europe and Latin America1) 2)	13,135	40,647	53,782	12,928	44,558	57,486
Middle East and Africa	920	3,904	4,824	743	4,570	5,313

Total	25,793	81,576	107,369	26,936	89,480	116,416
1) Of which in Sweden	3,299	11,013	14,312	3,650	12,359	16,009
2) Of which in EU	10,534	31,130	41,664	10,056	33,852	43,907

Summary of Number of Employees by Region

Number of employees by market area at year-end

	2017	2016
South East Asia, Oceania and India	24,495	26,570
North East Asia	12,456	13,042
North America	10,009	11,547
Europe and Latin America1) 2)	49,231	54,873
Middle East and Africa	4,544	5,432

Total	100,735	111,464
1) Of which in Sweden	13,864	15,303
2) Of which in EU	39,508	42,625

Summary of Number of Employees by Gender and Age

Number of employees by gender and age at year-end 2017

	Women	Men	Percent of total
Under 25 years old	1,611	2,283	4%
25–35 years old	9,776	27,458	37%
36–45 years old	6,452	25,301	31%
46–55 years old	4,205	16,741	21%
Over 55 years old	1,490	5,418	7%

Percent of total	23%	77%	100%

Summary of Employee Movements	Employee movements

	2017	2016
Headcount at year-end	100,735	111,464
Employees who have left the Company	21,791	19,865
Employees who have joined the Company	11,062	15,048
Temporary employees	676	1,148

Summary of Wages and Salaries and Social Security Expenses

Employee wages and salaries

Wages and salaries and social security expenses

(SEK million)	2017	2016
Wages and salaries	58,966	60,064
Social security expenses	17,536	17,710
Of which pension costs	5,592	5,254

Summary of Remuneration to Board Members and Presidents in Subsidiaries

Remuneration to Board members and Presidents in subsidiaries

(SEK million)	2017	2016
Salary and other remuneration	347	462
Of which annual variable remuneration	79	106
Pension costs1)	32	38

1)	Pension costs are over and above any social secutity charges and taxes.

Summary of Board Members, Presidents and Group Management by Gender

Board members, Presidents and Group management by gender at year end

	2017		2016
	Women	Men	Women	Men
Parent Company
Board members and President	43%	57%	46%	54%
Group Management	36%	64%	35%	65%
Subsidiaries
Board members and Presidents	19%	81%	19%	81%